Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Principal Outstanding			$ 2,390,689	$ 2,519,857
Term Loan Facility (USD) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[1]	€ 843,874	843,874
Term Loan Facility (USD) [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1],[2]	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[3]	8.20%
Facility maturity date	[1]	--06-28
Term Loan Facility (EUR) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[4]	€ 596,281	617,523
Term Loan Facility (EUR) [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[2],[4]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[3]	5.70%
Facility maturity date	[4]	--06-28
Secured Loan Notes (EUR) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 421,362	436,373
Secured Loan Notes (EUR) [Member] | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	3.00%
Effective Interest Rate	[3]	3.20%
Facility maturity date		--06-29
Secured Loan Notes (USD) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 337,206	337,206
Secured Loan Notes (USD) [Member] | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	4.00%
Effective Interest Rate	[3]	4.20%
Facility maturity date		--06-29
Revolving Credit Facility (USD) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		€ 70,000	70,000
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[3]	6.80%
Facility maturity date		--12-27
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		€ 20,000	20,713
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	BASE + 2.25% (0% floor)
Effective Interest Rate	[3]	5.00%
Facility maturity date		--12-27
Line of Credit [Member] | Facility maturity date July 27
Debt Instrument [Line Items]
Principal Outstanding		€ 65,000	$ 65,000
Line of Credit [Member] | USD | Facility maturity date July 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	Term SOFR (6) + 2.70%
Effective Interest Rate	[3]	7.30%
Facility maturity date		--07-27

[1]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
[2]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
[3]	The effective interest rate is as of December 31, 2024.
[4]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.